Segment Information - Summary of Information by Geographical Area (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [Line Items]
Revenue	$ 305,179	$ 233,591	$ 264,960
Intangible assets, property, plant and equipment, joint ventures and associates	278,487	293,320	219,271
Europe [Member]
Disclosure of geographical areas [Line Items]
Revenue	100,609	81,573	95,223
Intangible assets, property, plant and equipment, joint ventures and associates	43,020	43,901	33,439
Asia Oceania And Africa [Member]
Disclosure of geographical areas [Line Items]
Revenue	114,683	87,635	95,892
Intangible assets, property, plant and equipment, joint ventures and associates	122,345	121,618	104,949
United States [Member]
Disclosure of geographical areas [Line Items]
Revenue	66,854	44,615	50,666
Intangible assets, property, plant and equipment, joint ventures and associates	54,294	60,430	51,269
Other Americas [Member]
Disclosure of geographical areas [Line Items]
Revenue	23,033	19,768	23,179
Intangible assets, property, plant and equipment, joint ventures and associates	$ 58,828	$ 67,371	$ 29,614